Share-based awards	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-based awards	Share-based awards
Share Options

The following table summarizes option activity for the six months ended June 30, 2023:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2022	1,378,119	$119.86		4.69

Granted	82,472	$232.48
Exercised	(229,953)	$87.69
Canceled/expired	(6,885)	$116.33

Outstanding at June 30, 2023	1,223,753	$133.51		4.67

Exercisable at June 30, 2023	952,614	$113.27		4.20

The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at June 30, 2023 was 952,614. Fully vested share options at June 30, 2023 have an average remaining contractual term of 4.20 years and an average exercise price of $113.27.

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the six months ended June 30, 2023 and June 30, 2022 was calculated using the Black-Scholes option pricing model. The weighted average grant date fair values and assumptions used were as follows:

	Six Months Ended
	June 30, 2023	June 30, 2022
Weighted average grant date fair value	$85.12	$68.40
Assumptions:
Expected volatility	33%	31%
Dividend yield	—%	—%
Risk-free interest rate	3.98%	1.85%
Expected life	5 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units

On April 23, 2013 the Company adopted the 2013 Employees Restricted Share Unit and Performance Share Unit Plan (the "2013 RSU Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. On May 11, 2015 the 2013 RSU Plan was amended and restated in order to increase the number of shares that can be issued under the RSU Plan by 2.5 million shares. Accordingly, an aggregate of 4.1 million ordinary shares have been reserved for issuance under the 2013 RSU Plan. The shares are awarded at par value and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company. No awards may be granted under the 2013 RSU Plan after May 11, 2025.
On April 30 2019, the Company approved the 2019 Consultants and Directors Restricted Share Unit Plan (the “2019 Consultants RSU Plan”), which was effective as of May 16, 2019, pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any consultant, adviser or non-executive Director retained by the Company, or a Subsidiary to receive an award under the plan. 250,000 ordinary shares have been reserved for issuance under the 2019 Consultants RSU Plan. The awards are at par value and vest over a service period. Awards granted to non-executive directors during 2020, 2021 and 2022 vest in twelve months.

    The Company has awarded RSUs and PSUs to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the six months ended June 30, 2023:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	152,420	$192.29	582,612	$207.73

Granted	60,374	$232.51	294,683	$217.52
Shares vested	(47,026)	$159.57	(150,515)	$187.96
Forfeited	—	$—	(31,396)	$209.13

Outstanding at June 30, 2023	165,768	$216.22	695,384	$216.09

The fair value of PSUs vested for the six months ended June 30, 2023 totaled $7.5 million (full year 2022: $6.5 million).

The fair value of RSUs vested for the six months ended June 30, 2023 totaled $28.3 million (full year 2022: $34.1 million).

The PSUs vest based on service and specified EPS targets over the periods 2021 - 2023, 2022 - 2024, and 2023 - 2025. Depending on the amount of EPS from 2021 to 2025, up to an additional 82,884 PSUs may also be granted.

Non-cash stock compensation expense

Non-cash stock compensation expense for the three and six months ended June 30, 2023 and June 30, 2022 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
	(in thousands)		(in thousands)
Direct costs	$6,420	$5,833	$12,088	$10,832
Selling, general and administrative	$10,178	$13,450	$19,269	$27,354

Total	$16,598	$19,283	$31,357	$38,186